Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Intangible Assets

	Computer software £m	Licences, patents, amortised brands etc. £m	Indefinite life brands £m	Total £m
Cost at 1 January 2020	2,397	19,716	19,894	42,007

Exchange adjustments	(1)	(7)	(74)	(82)

Capitalised development costs	–	313	–	313

Additions through business combinations	2	–	–	2

Other additions	240	494	–	734

Disposals and asset write-offs	(260)	(20)	–	(280)

Transfer to assets held for sale	(4)	(246)	(635)	(885)

Reclassifications	29	572	(572)	29
Cost at 31 December 2020	2,403	20,822	18,613	41,838

Exchange adjustments	(15)	(207)	65	(157)

Capitalised development costs	–	346	–	346

Other additions	184	1,410	–	1,594

Disposals and asset write-offs	(221)	(935)	–	(1,156)

Transfer to assets held for sale	(1)	(6)	(43)	(50)

Reclassifications	74	9	(9)	74
Cost at 31 December 2021	2,424	21,439	18,626	42,489

Amortisation at 1 January 2020	(1,302)	(7,114)	–	(8,416)

Exchange adjustments	(3)	28	–	25

Charge for the year	(241)	(896)	–	(1,137)

Disposals and asset write-offs	221	8	–	229

Transfer to assets held for sale	3	42	–	45

Amortisation at 31 December 2020	(1,322)	(7,932)	–	(9,254)

Exchange adjustments	13	52	–	65

Charge for the year	(225)	(956)	–	(1,181)

Disposals and asset write-offs	165	572	–	737

Transfer to assets held for sale	–	2	–	2
Amortisation at 31 December 2021	(1,369)	(8,262)	–	(9,631)

Impairment at 1 January 2020	(37)	(2,325)	(274)	(2,636)

Exchange adjustments	–	39	1	40

Impairment losses	(29)	(255)	(11)	(295)

Reversal of impairments	–	38	–	38

Disposals and asset write-offs	38	–	–	38

Transfer to assets held for sale	–	55	–	55

Reclassification	–	(39)	39	–
Impairment at 31 December 2020	(28)	(2,487)	(245)	(2,760)

Exchange adjustments	–	5	–	5

Impairment losses	(93)	(362)	–	(455)

Reversal of impairments	–	2	37	39

Disposals and asset write-offs	30	362	–	392
Impairment at 31 December 2021	(91)	(2,480)	(208)	(2,779)

Total amortisation and impairment at 31 December 2020	(1,350)	(10,419)	(245)	(12,014)

Total amortisation and impairment at 31 December 2021	(1,460)	(10,742)	(208)	(12,410)

Net book value at 1 January 2020	1,058	10,277	19,620	30,955

Net book value at 31 December 2020	1,053	10,403	18,368	29,824

Net book value at 31 December 2021	964	10,697	18,418	30,079

Schedule of Amortisation and Impairment Losses, Net of Reversals
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

		Amortisation	Net impairment losses

	2021 £m	2020 £m	2021 £m	2020 £m
Cost of sales	807	779	(32)	21

Selling, general and administration	163	167	65	17

Research and development	212	191	382	219
	1,182	1,137	415	257

Summary of Book Values of Largest Individual Items
Licences, patents, amortised brands etc. includes a large number of acquired licences, patents, know-how
agreements and marketing rights, which are either marketed or in use, or still in development. Note 40, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2021 £m	2020 £m
Tesaro Assets	2,677	2,669

Meningitis portfolio	1,889	2,114

Dolutegravir	1,093	1,177

Benlysta	644	745

Alector Assets	509	–

iTeos Assets	444	–

Lamisil	259	275

Merck Assets	–	264

Vir Assets	212	49

BMS Assets	219	239

Fluarix/FluLaval	180	219

Okairos	191	205

CureVac Assets	164	108

Stiefel trade name	151	180

Others	2,065	2,159
	10,697	10,403

Summary of Book Values of Major Brands
Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, the Novartis consumer healthcare business in 2015 and the Pfizer consumer healthcare business in 2019. The book values of the major brands are as follows:

	2021 £m	2020 £m
Advil	3,362	3,349

Voltaren	2,725	2,725

Centrum	1,828	1,824

Caltrate	1,731	1,678

Otrivin	1,385	1,385

Preparation H	1,152	1,139

Robitussin	1,126	1,111

Nexium	670	668

Fenistil	598	598

Chapstick	521	512

Emergen-C	439	433

Theraflu	436	433

Panadol	395	396

Sensodyne	270	270

Others	1,780	1,847

	18,418	18,368